Document and Entity Information	Jul. 10, 2024
Registrant CIK	0001848948
Document Type	8-K
Document Period End Date	Jul. 10, 2024
Document Effective Date	Jul. 10, 2024
Entity Registrant Name	10X CAPITAL VENTURE ACQUISITION CORP. III
Entity Incorporation, State or Country Code	E9
Securities Act File Number	001-41216
Entity Tax Identification Number	98-1611637
Entity Address, Address Line One	1 Word Trade Center, 85th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10007
Entity Address, Address Description	Address of principal executive offices
City Area Code	212
Local Phone Number	257-0069
Phone Fax Number Description	Registrant’s telephone number, including area code
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Units
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	VCXB.U
Security Exchange Name	NYSEAMER
Warrants
Title of 12(b) Security	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	VCXB
Security Exchange Name	NYSEAMER